UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2006


ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                              6.2%
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                                           5.3
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     5.3
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          3.6
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                               3.1
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          2.9
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                2.7
--------------------------------------------------------------------------------
IAMGOLD Corp.                                                               2.5
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                 2.4
--------------------------------------------------------------------------------
Hecla Mining Co.                                                            2.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Canada                                 57.5%
               United States                          12.2
               Australia                               9.5
               South Africa                            8.4
               United Kingdom                          4.2
               Jersey, Channel Islands                 2.7
               Brazil                                  2.1
               Bermuda                                 1.9
               Peru                                    1.3
               China                                   0.2

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

"hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (7/1/06)           (12/31/06)         DECEMBER 31, 2006
------------------------------------------------------------------------------------------
Class A Actual                   $  1,000.00        $  1,147.60        $   6.13
------------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,019.51            5.77
------------------------------------------------------------------------------------------
Class B Actual                      1,000.00           1,143.30           10.36
------------------------------------------------------------------------------------------
Class B Hypothetical                1,000.00           1,015.58            9.75
------------------------------------------------------------------------------------------
Class C Actual                      1,000.00           1,143.10           10.31
------------------------------------------------------------------------------------------
Class C Hypothetical                1,000.00           1,015.63            9.70
------------------------------------------------------------------------------------------
Class N Actual                      1,000.00           1,145.70            7.76
------------------------------------------------------------------------------------------
Class N Hypothetical                1,000.00           1,018.00            7.30

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                1.13%
---------------------------------
Class B                1.91
---------------------------------
Class C                1.90
---------------------------------
Class N                1.43

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
ENERGY--5.0%
--------------------------------------------------------------------------------
OIL & GAS--5.0%
Cameco Corp.                                        275,100    $     11,127,795
--------------------------------------------------------------------------------
Denison
Mines Corp. 1                                       490,000           4,958,196
--------------------------------------------------------------------------------
Paladin
Resources Ltd. 1                                  2,000,000          13,922,687
--------------------------------------------------------------------------------
Peabody
Energy Corp.                                        200,000           8,082,000
--------------------------------------------------------------------------------
SXR Uranium
One, Inc. 1                                         847,700          11,630,751
--------------------------------------------------------------------------------
SXR Uranium
One, Inc. 1                                         120,000           1,646,443
--------------------------------------------------------------------------------
UrAsia Energy Ltd. 1                                200,000             920,979
                                                               -----------------
                                                                     52,288,851

--------------------------------------------------------------------------------
MATERIALS--94.5%
--------------------------------------------------------------------------------
METALS & MINING--94.5%
African Rainbow
Minerals Ltd. 1                                      30,726             442,495
--------------------------------------------------------------------------------
Agnico-Eagle
Mines Ltd.                                        1,332,100          54,935,804
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                               1,406,800          11,653,465
--------------------------------------------------------------------------------
Amerigo
Resources Ltd.                                      941,200           1,751,408
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR                                 490,000          23,074,100
--------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                 713,200           6,831,406
--------------------------------------------------------------------------------
Aquarius
Platinum Ltd.                                       916,541          19,901,787
--------------------------------------------------------------------------------
Aurelian
Resources, Inc. 1                                   290,000           7,709,128
--------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                              1,240,000           3,891,781
--------------------------------------------------------------------------------
Avocet Mining plc 1                               1,050,000           2,004,484
--------------------------------------------------------------------------------
Barrick Gold Corp.                                1,226,815          37,663,221
--------------------------------------------------------------------------------
Bema Gold Corp. 1                                 2,000,000          10,461,776
--------------------------------------------------------------------------------
Canadian
Royalties, Inc. 1                                   235,000             505,810
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                             1,191,200          13,483,548

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Central African
Mining & Exploration
Co. plc 1                                         2,800,000    $      3,083,821
--------------------------------------------------------------------------------
Coeur d'Alene Mines
Corp. 1                                           2,483,800          12,294,810
--------------------------------------------------------------------------------
Companhia de Minas
Buenaventura SA,
Sponsored ADR                                       480,000          13,468,800
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR                                       750,000          22,305,000
--------------------------------------------------------------------------------
Consolidated
Minerals Ltd.                                     1,194,018           2,045,213
--------------------------------------------------------------------------------
Constellation
Copper Corp. 1                                      500,000             617,416
--------------------------------------------------------------------------------
Crew Gold Corp. 1                                 1,080,000           2,361,617
--------------------------------------------------------------------------------
Cumberland
Resources Ltd. 1                                    300,000           1,656,734
--------------------------------------------------------------------------------
Cumberland
Resources Ltd. 1                                    500,000           2,761,223
--------------------------------------------------------------------------------
Dia Bras
Exploration, Inc. 1                                  60,000              61,227
--------------------------------------------------------------------------------
Eldorado
Gold Corp. 1                                      4,026,000          21,784,556
--------------------------------------------------------------------------------
European
Goldfields Ltd. 1                                 1,072,300           4,450,484
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                       320,000          17,219,054
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                               451,600          25,167,668
--------------------------------------------------------------------------------
Frontera
Copper Corp. 1                                    1,072,600           4,571,300
--------------------------------------------------------------------------------
Gabriel
Resources Ltd. 1                                    500,000           2,169,532
--------------------------------------------------------------------------------
Gammon Lake
Resources, Inc. 1                                 1,382,500          22,513,120
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR                                       965,400          18,226,752
--------------------------------------------------------------------------------
Goldcorp, Inc.                                    2,273,068          64,646,054
--------------------------------------------------------------------------------
Golden Star
Resources Ltd. 1                                  4,795,000          14,145,250


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 1                                     872,000    $     13,734,000
--------------------------------------------------------------------------------
Hecla Mining Co. 1                                3,089,800          23,667,868
--------------------------------------------------------------------------------
High River Gold
Mines Ltd. 1                                      5,324,800           9,817,193
--------------------------------------------------------------------------------
HudBay
Minerals, Inc. 1                                    860,300          16,111,951
--------------------------------------------------------------------------------
IAMGOLD Corp.                                     2,922,300          25,745,463
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                     1,226,352          32,174,636
--------------------------------------------------------------------------------
Imperials
Metals Corp. 1                                      494,000           4,897,003
--------------------------------------------------------------------------------
Independence
Group NL                                            449,521           1,426,409
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                493,100           4,847,173
--------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                              1,223,788             965,993
--------------------------------------------------------------------------------
JSC Mining &
Metallurgical Co.
Norilsk Nickel, ADR                                  86,000          13,501,674
--------------------------------------------------------------------------------
Kimberley
Diamond Co. NL 1                                  6,448,900           4,688,078
--------------------------------------------------------------------------------
Kingsgate
Consolidated Ltd.                                 1,650,000           5,470,175
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                              2,558,890          30,399,613
--------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                 7,046,000          17,352,625
--------------------------------------------------------------------------------
Lonmin plc                                          400,000          23,480,581
--------------------------------------------------------------------------------
Lundin
Mining Corp. 1                                      160,000           5,899,756
--------------------------------------------------------------------------------
Major Drilling Group
International, Inc. 1                                 7,200             161,022
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                               741,400          20,603,506
--------------------------------------------------------------------------------
Metallica
Resources, Inc. 1,2                               1,963,600           7,745,624
--------------------------------------------------------------------------------
Miramar
Mining Corp. 1                                       12,600              57,373
--------------------------------------------------------------------------------
Newcrest
Mining Ltd.                                       1,048,800          21,814,298
--------------------------------------------------------------------------------
Newmont Mining
Corp. (Holding Co.)                                 370,105          16,710,241
--------------------------------------------------------------------------------
Northern Orion
Resources, Inc. 1                                 1,380,000           5,017,536

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
NovaGold
Resources, Inc. 1                                   685,700    $     11,766,612
--------------------------------------------------------------------------------
Pan American
Silver Corp. 1                                      788,541          19,847,577
--------------------------------------------------------------------------------
Pan Australian
Resources Ltd. 1                                 10,000,000           2,486,443
--------------------------------------------------------------------------------
Perilya Ltd.                                      2,000,000           8,651,243
--------------------------------------------------------------------------------
Quadra
Mining Ltd. 1                                       342,000           3,006,046
--------------------------------------------------------------------------------
Randgold
Resources Ltd., ADR 1                             1,190,000          27,917,400
--------------------------------------------------------------------------------
Red Back
Mining, Inc. 1                                    1,000,700           3,046,336
--------------------------------------------------------------------------------
Rio Narcea
Gold Mines Ltd. 1                                 1,200,000           2,953,308
--------------------------------------------------------------------------------
Royal Gold, Inc.                                    453,057          16,300,991
--------------------------------------------------------------------------------
Sally Malay
Mining Ltd. 1                                     2,436,492           4,461,911
--------------------------------------------------------------------------------
Scarborough
Minerals plc 1                                    2,066,115           1,659,025
--------------------------------------------------------------------------------
Shore Gold, Inc. 1                                1,186,400           6,256,794
--------------------------------------------------------------------------------
Silver Standard
Resources, Inc. 1                                   398,000          12,234,520
--------------------------------------------------------------------------------
Silver
Wheaton Corp. 1                                   1,012,700          10,612,009
--------------------------------------------------------------------------------
Silvercorp
Metals, Inc. 1                                      670,000           9,853,364
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                  1,650,000           9,507,684
--------------------------------------------------------------------------------
Stillwater
Mining Co. 1                                        812,500          10,148,125
--------------------------------------------------------------------------------
Straits Resources Ltd.                              950,000           2,647,075
--------------------------------------------------------------------------------
Taseko Mines Ltd. 1                               2,907,700           7,530,943
--------------------------------------------------------------------------------
Western Areas NL 1                                1,000,000           3,131,859
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                 4,220,100          55,404,306
--------------------------------------------------------------------------------
Zhaojin Mining
Industry Co. Ltd. 1                                 900,000           1,795,766
                                                               -----------------
                                                                    987,368,972
                                                               -----------------
Total Common Stocks
(Cost $786,575,719)                                               1,039,657,823


                  15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      UNITS          SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Jabiru Metals
Ltd. Rts., Exp.
1/23/07 1                                           122,378    $         16,478
--------------------------------------------------------------------------------
Nevsun Resources
Ltd. Wts., Exp.
12/19/08 1                                           70,000               3,749
                                                               -----------------
Total Rights, Warrants
and Certificates
(Cost $117,814)                                                          20,227

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund,
Cl. E, 5.25% 2,3
(Cost $2,589,010)                                 2,589,010    $      2,589,010
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $789,282,543)                                    99.8%      1,042,267,060
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                          0.2           2,305,238
                                                 -------------------------------

NET ASSETS                                            100.0%   $  1,044,572,298
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS           GROSS               SHARES
                                    JUNE 30, 2006     ADDITIONS      REDUCTIONS    DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*               --    88,458,900      85,869,890            2,589,010
Metallica Resources, Inc.               1,559,600       404,000              --            1,963,600

                                                                          VALUE             DIVIDEND
                                                                     SEE NOTE 1               INCOME
----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*         $  2,589,010    $          48,104
Metallica Resources, Inc.                                             7,745,624                   --
                                                                   ---------------------------------
                                                                   $ 10,334,634    $          48,104
                                                                   =================================

* The money market fund and the Fund are affiliated by having the same investment advisor.

3. Rate shown is the 7-day yield as of December 31, 2006.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

                                                                VALUE   PERCENT
--------------------------------------------------------------------------------
Canada                                                 $  599,713,335      57.5%
United States                                             127,195,233      12.2
Australia                                                  98,588,171       9.5
South Africa                                               87,651,983       8.4
United Kingdom                                             43,729,585       4.2
Jersey, Channel Islands                                    27,917,400       2.7
Brazil                                                     22,305,000       2.1
Bermuda                                                    19,901,787       1.9
Peru                                                       13,468,800       1.3
China                                                       1,795,766       0.2
                                                       -------------------------
Total                                                  $1,042,267,060     100.0%
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2006
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $780,256,076)                                                $ 1,031,932,426
Affiliated companies (cost $9,026,467)                                                         10,334,634
                                                                                          ----------------
                                                                                            1,042,267,060
----------------------------------------------------------------------------------------------------------
Cash                                                                                            1,046,857
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                 160
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              3,727,094
Dividends                                                                                         239,046
Investments sold                                                                                   48,025
Other                                                                                              23,481
                                                                                          ----------------
Total assets                                                                                1,047,351,723

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                          1,856,121
Distribution and service plan fees                                                                579,614
Transfer and shareholder servicing agent fees                                                     145,630
Trustees' compensation                                                                             98,005
Shareholder communications                                                                         73,066
Other                                                                                              26,989
                                                                                          ----------------
Total liabilities                                                                               2,779,425

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 1,044,572,298
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $   781,073,450
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (6,432,492)
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 16,945,394
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             252,985,946
                                                                                          ----------------

NET ASSETS                                                                                $ 1,044,572,298
                                                                                          ================


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $725,196,419
and 25,025,572 shares of beneficial interest outstanding)                                     $28.98
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                        $30.75
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $124,138,908 and 4,457,999 shares of
beneficial interest outstanding)                                                              $27.85
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $173,565,513 and 6,241,160 shares of
beneficial interest outstanding)                                                              $27.81
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $21,671,458 and 761,585 shares of
beneficial interest outstanding)                                                              $28.46

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2006
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $173,895)         $  4,170,875
Affiliated companies                                                                48,104
-------------------------------------------------------------------------------------------
Interest                                                                            87,218
-------------------------------------------------------------------------------------------
Other income                                                                         7,758
                                                                              -------------
Total investment income                                                          4,313,955

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------
Management fees                                                                  3,192,606
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                            766,532
Class B                                                                            561,601
Class C                                                                            753,435
Class N                                                                             49,276
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                            477,448
Class B                                                                             92,278
Class C                                                                            123,437
Class N                                                                             19,921
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                             50,489
Class B                                                                             13,706
Class C                                                                             11,901
Class N                                                                              1,237
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         65,196
-------------------------------------------------------------------------------------------
Trustees' compensation                                                              47,333
-------------------------------------------------------------------------------------------
Other                                                                               43,467
                                                                                -----------
Total expenses                                                                   6,269,863
Less reduction to custodian expenses                                               (11,632)
Less waivers and reimbursements of expenses                                           (875)
                                                                                -----------
Net expenses                                                                     6,257,356

-------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                             (1,943,401)


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                     $  25,036,270
Closing and expiration of option contracts written                            1,261,890
Foreign currency transactions                                                 2,123,599
                                                                          --------------
Net realized gain                                                            28,421,759
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 105,423,507
Translation of assets and liabilities denominated in foreign currencies      (3,450,206)
Option contracts written                                                     (1,184,389)
                                                                          --------------
Net change in unrealized appreciation                                       100,788,912

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 127,267,270
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                          ENDED                YEAR
                                                                   DECEMBER 31,               ENDED
                                                                           2006            JUNE 30,
                                                                    (UNAUDITED)                2006
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment loss                                             $    (1,943,401)    $    (2,845,634)
----------------------------------------------------------------------------------------------------
Net realized gain                                                    28,421,759         153,682,142
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               100,788,912         109,530,035
                                                                ------------------------------------
Net increase in net assets resulting from operations                127,267,270         260,366,543

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (3,441,380)                 --
Class B                                                                      --                  --
Class C                                                                      --                  --
Class N                                                                 (56,341)                 --
                                                                ------------------------------------
                                                                     (3,497,721)                 --
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                             (93,019,634)        (17,051,795)
Class B                                                             (16,786,704)         (3,790,726)
Class C                                                             (22,947,025)         (4,190,420)
Class N                                                              (2,835,580)           (454,501)
                                                                ------------------------------------
                                                                   (135,588,943)        (25,487,442)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                             149,313,765         191,185,409
Class B                                                              21,237,236           9,050,590
Class C                                                              38,424,665          43,980,898
Class N                                                               3,737,109           8,166,569
                                                                ------------------------------------
                                                                    212,712,775         252,383,466

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase                                                      200,893,381         487,262,567
----------------------------------------------------------------------------------------------------
Beginning of period                                                 843,678,917         356,416,350
                                                                ------------------------------------

End of period (including accumulated net investment loss
of $6,432,492 and $991,370, respectively)                       $ 1,044,572,298     $   843,678,917
                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                                       YEAR
                                             ENDED                                                                      ENDED
                                 DECEMBER 31, 2006                                                                   JUNE 30,
CLASS A                                (UNAUDITED)             2006         2005            2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                   $   29.15        $   18.27    $   16.89      $   13.79       $   13.37     $    9.91
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  (.03) 1          (.06) 1      (.03) 1        (.07) 1          .07           .19
Net realized and unrealized
gain                                          4.34            12.12         2.79           4.37 1           .50          3.74
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                                    4.31            12.06         2.76           4.30             .57          3.93
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                        (.16)              --         (.43)          (.75)           (.15)         (.47)
Distributions from net
realized gain                                (4.32)           (1.18)        (.95)          (.45)             --            --
                                 ---------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                (4.48)           (1.18)       (1.38)         (1.20)           (.15)         (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $   28.98        $   29.15    $   18.27      $   16.89       $   13.79     $   13.37
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      14.76%           68.01%       16.49%         29.93%           4.35% 3      41.56%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $ 725,196        $ 582,745    $ 232,702      $ 206,696       $ 131,183     $ 117,794
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                           $ 635,247        $ 390,347    $ 232,401      $ 195,859       $ 128,266     $  76,482
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income (loss)                 (0.19)%          (0.26)%      (0.18)%        (0.40)%          0.46%         0.34%
Total expenses                                1.13% 5,6,7      1.18% 7      1.26% 7,8      1.27% 7,8       1.40% 7       1.45% 7,8
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         22%             152%          81%           108%            134%           60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

           Year Ended December 31, 2006          1.13%

6. Voluntary waiver of affiliated funds management fees less than 0.01%.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS                                                         YEAR
                                                                ENDED                                                        ENDED
                                                    DECEMBER 31, 2006                                                     JUNE 30,
CLASS B                                                   (UNAUDITED)         2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   28.13    $   17.80    $  16.48    $  13.50    $  13.10    $   9.73
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                     (.14) 1      (.25) 1     (.17) 1     (.21) 1     (.01)        .16
Net realized and unrealized gain                                 4.18        11.76        2.71        4.28 1       .47        3.62
                                                    --------------------------------------------------------------------------------
Total from investment operations                                 4.04        11.51        2.54        4.07         .46        3.78
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --           --        (.27)       (.64)       (.06)       (.41)
Distributions from net realized gain                            (4.32)       (1.18)       (.95)       (.45)         --          --
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                    (4.32)       (1.18)      (1.22)      (1.09)       (.06)       (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   27.85    $   28.13    $  17.80    $  16.48    $  13.50    $  13.10
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                              14.33%       66.67%      15.56%      28.91%       3.57% 3    40.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $ 124,139    $ 104,543    $ 60,391    $ 56,502    $ 41,426    $ 36,585
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 111,744    $  81,043    $ 60,427    $ 57,639    $ 38,243    $ 23,133
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                             (0.97)%      (1.06)%     (0.96)%     (1.19)%     (0.34)%     (0.51)%
Total expenses                                                   1.91% 5      2.00%       2.04%       2.06%       2.18%       2.22%
Expenses after payments and waivers and reduction
to custodian expenses                                            1.91%        1.99%       2.04%       2.06%       2.18%       2.22%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            22%         152%         81%        108%        134%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                   Year Ended December 31, 2006            1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                          SIX MONTHS                                                          YEAR
                                                               ENDED                                                         ENDED
                                                   DECEMBER 31, 2006                                                      JUNE 30,
CLASS C                                                  (UNAUDITED)          2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   28.10     $   17.77    $  16.47    $  13.51    $  13.11    $   9.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    (.14) 1       (.24) 1     (.16) 1     (.20) 1      .09         .15
Net realized and unrealized gain                                4.17         11.75        2.71        4.27 1       .38        3.63
                                                   ---------------------------------------------------------------------------------
Total from investment operations                                4.03         11.51        2.55        4.07         .47        3.78
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              --            --        (.30)       (.66)       (.07)       (.41)
Distributions from net realized gain                           (4.32)        (1.18)       (.95)       (.45)         --          --
                                                   ---------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                   (4.32)        (1.18)      (1.25)      (1.11)       (.07)       (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   27.81     $   28.10    $  17.77    $  16.47    $  13.51    $  13.11
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             14.31%        66.79%      15.64%      28.90%       3.63% 3    40.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 173,566     $ 138,279    $ 57,431    $ 47,810    $ 25,899    $ 17,526
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 149,990     $  92,491    $ 55,077    $ 44,168    $ 21,672    $ 11,090
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                            (0.97)%       (1.00)%     (0.91)%     (1.11)%     (0.26)%     (0.38)%
Total expenses                                                   1.90% 5       1.92%       1.99%       1.99%       2.13%       2.22%
Expenses after payments and waivers and reduction
to custodian expenses                                            1.90%         1.91%       1.99%       1.99%       2.13%       2.22%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            22%          152%         81%        108%        134%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006                    1.90%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                              SIX MONTHS                                                       YEAR
                                                                   ENDED                                                      ENDED
                                                       DECEMBER 31, 2006                                                   JUNE 30,
CLASS N                                                      (UNAUDITED)        2006       2005         2004       2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  28.68    $  18.03    $ 16.69    $   13.68    $ 13.31    $   9.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                        (.07) 1     (.13) 1    (.09) 1      (.13) 1     .01         .47
Net realized and unrealized gain                                    4.26       11.96       2.75         4.33 1      .53        3.40
                                                       -----------------------------------------------------------------------------
Total from investment operations                                    4.19       11.83       2.66         4.20        .54        3.87
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.09)         --       (.37)        (.74)      (.17)       (.45)
Distributions from net realized gain                               (4.32)      (1.18)      (.95)        (.45)        --          --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders               (4.41)      (1.18)     (1.32)       (1.19)      (.17)       (.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  28.46    $  28.68    $ 18.03    $   16.69    $ 13.68    $  13.31
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                 14.57%      67.62%     16.11%       29.40%      4.17% 3    40.97%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $ 21,671    $ 18,112    $ 5,893    $   3,781    $ 1,419    $    130
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 19,650    $ 10,956    $ 4,816    $   2,857    $   775    $     34
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                       (0.50)%     (0.53)%    (0.51)%      (0.71)%     0.13%       1.87%
Total expenses                                                      1.44% 5     1.44%      1.57%        1.62%      1.80%       1.69%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.43%       1.44%      1.57%        1.62%      1.69%       1.69%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               22%        152%        81%         108%       134%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

                Year Ended December 31, 2006            1.44%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended December 31, 2006, the Fund's projected benefit obligations were increased by $38,197, resulting in an accumulated liability of $79,177 as of December 31, 2006.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED DECEMBER 31, 2006        YEAR ENDED JUNE 30, 2006
                                     SHARES             AMOUNT         SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                              6,284,511      $ 187,141,949     13,414,677    $ 351,057,670
Dividends and/or
distributions reinvested          2,668,957         77,533,195        618,117       13,734,551
Redeemed                         (3,917,442)      (115,361,379) 1  (6,782,414)    (173,606,812) 2
                            ---------------------------------------------------------------------
Net increase                      5,036,026      $ 149,313,765      7,250,380    $ 191,185,409
                            =====================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                798,017      $  22,969,169      1,729,947    $  43,725,086
Dividends and/or
distributions reinvested            513,851         14,351,845        150,696        3,245,985
Redeemed                           (569,650)       (16,083,778) 1  (1,557,861)     (37,920,481) 2
                            ---------------------------------------------------------------------
Net increase                        742,218      $  21,237,236        322,782    $   9,050,590
                            =====================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                              1,595,570      $  45,950,267      3,076,126    $  78,603,831
Dividends and/or
distributions reinvested            654,053         18,241,543        154,738        3,328,406
Redeemed                           (928,975)       (25,767,145) 1  (1,542,771)     (37,951,339) 2
                            ---------------------------------------------------------------------
Net increase                      1,320,648      $  38,424,665      1,688,093    $  43,980,898
                            =====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                270,459      $   7,935,278        543,490    $  14,112,324
Dividends and/or
distributions reinvested             88,031          2,511,536         17,896          391,736
Redeemed                           (228,502)        (6,709,705) 1    (256,590)      (6,337,491) 2
                            ---------------------------------------------------------------------
Net increase                        129,988      $   3,737,109        304,796    $   8,166,569
                            =====================================================================

1. Net of redemption fees of $29,238, $5,148, $6,903 and $904 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $62,895, $13,058, $14,903 and $1,765 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended December 31, 2006, were as follows:

                             PURCHASES      SALES
--------------------------------------------------------
Investment securities     $280,439,405      $201,935,886


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ----------------------------------------
                 Up to $200 million                 0.75%
                 Next $200 million                  0.72
                 Next $200 million                  0.69
                 Next $200 million                  0.66
                 Over $800 million                  0.60

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2006, the Fund paid $704,309 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

$1,891,501, $1,827,923 and $160,829, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A        CLASS B        CLASS C        CLASS N
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS             RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                  DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------------
December 31, 2006       $  329,516      $  12,686      $  81,278      $  44,209       $  5,976

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended December 31, 2006, the Manager waived $875 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of December 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                          EXPIRATION   CONTRACT AMOUNT     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION            DATE            (000S)   DECEMBER 31, 2006   APPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)         1/2/07             33CAD           $  28,071         $  160

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written option activity for the six months ended December 31, 2006 was as follows:

                                         CALL OPTIONS               PUT OPTIONS
                             ------------------------   ------------------------
                              NUMBER OF     AMOUNT OF   NUMBER OF     AMOUNT OF
                              CONTRACTS      PREMIUMS   CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
June 30, 2006                     6,000   $   559,602      11,300   $ 1,105,787
Options closed or expired        (6,000)     (559,602)     (7,535)     (756,788)
Options exercised                    --            --      (3,765)     (348,999)
                             ---------------------------------------------------
Options outstanding as of
December 31, 2006                    --   $        --          --   $        --
                             ===================================================

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers


                  35 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  36 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  37 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an invest-


                  38 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND ment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Shanquan Li and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all retail front-end load and no-load gold-oriented funds advised by other investment advisers. The Board noted that the Fund's three-year and ten-year performance were better than its peer group median. However its one-year and five-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other gold-oriented funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                  39 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  40 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007